Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities are offset when there is legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same taxation authority.

	2025	2024
	US$	US$

Net deferred tax liabilities from temporary differences in depreciation of plant and machinery	15,000	133,000

Schedule of deferred tax liabilities

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2025	2024
	US$	US$

Balance as at beginning of financial year	133,000	296,000
Movements in deferred tax liabilities	(118,000)	(163,000)
Balance as at end of financial year	15,000	133,000